Vessels, net/Assets held for sale, Assets Held for Sale (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Vessel	Jun. 30, 2024 USD ($)	May 31, 2025 USD ($)	May 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) Vessel
Disposal Group Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 1,148,232	$ 0
Liabilities directly associated with assets held for sale	17,896,996				$ 17,656,371
Pretax income	(16,406,454)	$ 45,279,966
Gain (loss) relating to disposal group held for sale	$ 0
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net gain / (loss) on sale of vessels, Loss on vessels held for sale
Number of impaired vessels | Vessel	0				0
Commerzbank Aktiengesellschaft, Frankfurt am Main [Member] | First Credit Facility [Member]
Disposal Group Assets and Liabilities [Abstract]
Nominal value of credit facility			$ 18,990,000	€ 16,210
Nominal fixed interest rate			1.73%	1.73%
Commerzbank Aktiengesellschaft, Frankfurt am Main [Member] | Second Credit Facility [Member]
Disposal Group Assets and Liabilities [Abstract]
Nominal value of credit facility			$ 2,020,000.00
Nominal fixed interest rate			2.68%	2.68%
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Disposal Group Assets and Liabilities [Abstract]
Pretax income	$ 353,353
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Disposal Group Assets and Liabilities [Abstract]
Goodwill	0				$ 3,238,569
Property and equipment	33,613,236				29,882,640
Intangible assets	637,568				566,806
Accounts receivable trade, net and other current assets	394,949				289,160
Cash and cash equivalents	1,148,232				720,210
Assets held for sale	35,793,985				34,697,385
Long-term debt, net	17,106,917				15,685,330
Deferred tax liabilities	0				1,227,844
Accounts payable and other current liabilities	790,079				743,197
Liabilities directly associated with assets held for sale	$ 17,896,996				$ 17,656,371